DISCONTINUED OPERATIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
DISPOSALS AND DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

NOTE 4: DISPOSALS AND DISCONTINUED OPERATIONS

Disposals

During the three and six months ended June 30, 2026, the Company completed the divestitures described below as part of the strategic rationalization of its Owned Service Network segment. Of these, only the Global Impx Inc. (“GIX”) divestiture represents a strategic shift that has, or will have, a major effect on the Company’s operations and financial results, and it accordingly qualifies for presentation as a discontinued operation. The other disposals do not meet that threshold and do not qualify as discontinued operations, and their results through the disposal date remain within continuing operations.

Air Temp Service Co.

On January 1, 2026, the Company’s wholly-owned subsidiary Air Temp Service Co., Inc. (“ATSCI”) transferred all of its HVAC service operations conducted under the “Air Temp Service Co.” trade name to A.T.S. Heating & Cooling LLC (“ATS LLC”), a newly formed New Jersey limited liability company, pursuant to a Non-Cash Business Asset Transfer Agreement. The transferred assets included vehicles, equipment, marketing materials, building leases used in operations, and the “Air Temp Service Co.” trade name and associated goodwill, together with all rights and responsibilities necessary to operate the previously-conducted HVAC business. The Company received no cash consideration and ATS LLC did not assume any pre-Closing liabilities of ATSCI; all such obligations were retained by the Company.

In connection with the transfer, ATSCI retained a 1% non-voting, non-distributing membership interest in ATS LLC solely to facilitate participation in a shared health benefits arrangement. The retained interest carries no voting, distribution, or residual rights, is not separately transferable, and automatically terminates upon modification of the underlying benefits plan. Based on these terms, the Company concluded that the fair value of the retained interest is de minimis, and the interest was assigned a carrying amount of zero in the disposal accounting. ATSCI is also entitled to 2% of the net proceeds in the event ATS LLC is sold within 24 months of the effective date. This contingent right represents a gain contingency under ASC 450-30-25-1 and was not recognized as an asset at the disposal date; any future amount received will be recognized when realized. ATSCI is also subject to a five-year non-compete and non-solicit within ATS LLC’s service territories. As a result of the transaction, ATS is no longer affiliated with the Company.

The Company accounted for the transfer as the disposal of a business and deconsolidated ATSCI in accordance with ASC 805-10-55 and ASC 810-10-40. The full carrying amount of the goodwill of approximately $2,670,000 attributable to the Company’s prior acquisition of ATSCI was recognized as a loss on disposal which is included in other income / (expense), net in the unaudited condensed consolidated statements of operations and comprehensive loss for the six months ended June 30, 2026.

Green Energy Gains

On March 20, 2026, the Company completed the sale of its Green Energy Gains, Inc. (“GEG”) business — a Massachusetts-based energy audit and weatherization contractor operating under the MassSave Home Performance Contractor program — to Forge Team, Inc. (“Forge”), pursuant to an Asset Purchase Agreement dated March 20, 2026. The transferred assets included the GEG trade name and domain names, customer database and CRM, customer backlog and scheduled appointments, field equipment, tools, materials, inventory, vehicles, and all goodwill associated with the disposed business. The Company retained all pre-closing accounts receivable and cash, and Forge did not assume any pre-closing liabilities of the Company except as expressly provided in the Asset Purchase Agreement. The Company also retained sole responsibility for warranty and remediation work arising from services performed prior to closing.

Total consideration was $100,000, consisting of $50,000 in cash, of which $31,717 was received by March 31, 2026, $18,283 was received in April 2026, and $50,000 was placed into holdback. Of the total holdback, $30,000 is considered a Disclosure Holdback, which is releasable upon the Company’s delivery of a completed disclosure schedule and $20,000 is considered a General Holdback, which is releasable 90 days after closing, subject to successful employee transition, verification of customer data and backlog accuracy, confirmation of an active BPI certification, and the absence of any material breach of the Company’s representations and warranties. The Company concluded that the holdbacks represent indemnification security for the Company’s general representations and warranties and not contingent consideration; the full $100,000 was recognized as consideration at closing, with the $50,000 holdback recorded as a non-cash investing item.

The Company accounted for the transaction as the disposal of a business under ASC 805-10-55 and ASC 810-10-40. In accordance with ASC 350-20-40-3, goodwill of approximately $259,000 specifically attributable to the disposed business was included in its carrying amount in determining the loss on disposal. The Company recognized a loss on disposal of approximately $239,000, which is included in other income (expense), net in the unaudited condensed consolidated statements of operations and comprehensive loss for the six months ended June 30, 2026. The loss reflects total consideration of $100,000 less net identifiable assets disposed of approximately $80,000 and goodwill of approximately $259,000 attributable to the disposed business. Following the closing, the Company provided 60 days of transitional assistance to Forge at no additional cost, this assistance is subject to a three-year non-compete covering Massachusetts energy audit and weatherization services.

Discontinued Operations

Divestiture of India Operations - Blue Cloud Share Swap Transaction

To streamline its international operating structure and focus on its core U.S. energy technology and AI infrastructure businesses the Company, On June 17, 2026, completed the divestiture of its India operations through the transfer of its 94.12% ownership interest in Global Impx Inc. (“GIX”) to Blue Cloud Softech Solutions Limited (“Blue Cloud”) pursuant to a Share Swap Agreement dated April 06, 2026 among the Company, AstraBridge Inc. and Blue Cloud. GIX was the holding company for the Company’s India operating platform. In exchange for its ownership interest in GIX, the Company received 160,000,000 equity shares of Blue Cloud, representing an approximate 17.3% post issue equity interest in Blue Cloud, as non-cash consideration.

Upon completion of the transaction, the Company ceased to control GIX, deconsolidated the subsidiary and divested Distributed Energy & Renewables (“DER”) and Transportation segment from its operations. The disposal represented a strategic shift that had a major effect on the Company’s operations and financial results and therefore qualifies for discontinued operations presentation. Accordingly, the results of GIX’s operations, including the gain on disposal, are presented as discontinued operations for all periods presented, and prior-period amounts have been retrospectively reclassified to conform to the current-period presentation. In addition, all assets and liabilities have been classified as assets and liabilities from discontinued operations on the condensed consolidated Balance Sheets for all periods presented.

Results of discontinued operations

The following table summarizes the operating results of the discontinued operations for the periods presented. The results include the operating activities of GIX through the date of disposal and the gain/(loss) recognized on the disposition of GIX:

	Six Months Ended June 30,		Three Months Ended June 30,
	2026	2025	2026	2025

Revenues	$954,539	$1,510,877	$427,389	$776,890
Cost of revenues	965,410	1,318,302	438,695	672,607
Gross Profit	(10,871)	192,575	(11,306)	104,283
Selling, general and administrative expenses	522,930	516,923	153,557	364,723
Loss from operations	(533,801)	(324,348)	(164,863)	(260,440)
Other income / (expense):
Bargain purchase gain	—	2,486,702	—	2,486,702
Interest expense	(116,458)	(22,559)	(46,340)	(16,414)
Other income (expense), net	(16,059)	(10,974)	(14,629)	26,916
Total other income (expense), net	(132,517)	2,453,169	(60,969)	2,497,204
Net loss from discontinued operations before income taxes	(666,318)	2,128,821	(225,832)	2,236,764
Gain on disposal of discontinued operation	19,053,911	—	19,053,911	—
Income tax benefit (provision)	(4,900,000)	—	(4,900,000)	—
Net income from discontinued operations after income taxes	13,487,593	2,128,821	13,928,079	2,236,764
Other comprehensive income (loss):
Foreign currency translation adjustments	(757,727)	(33,079)	(197,691)	(43,860)
Comprehensive income from discontinued operations before noncontrolling interests	12,729,866	2,095,742	13,730,388	2,192,904
Comprehensive income attributable to non-controlling interests	1,665	2,733	9,489	2,733
Comprehensive Income from discontinued operations, net of tax	$12,728,201	$2,093,009	$13,720,899	$2,190,171

Gain on disposal

The gain on disposal was recognized as follows:

June 17, 2026
Fair value of consideration received — 160,000,000 Blue Cloud equity shares	$31,413,579
Carrying amount of noncontrolling interests derecognized	1,548,970
Less: carrying amount of net assets of GIX derecognized (including amounts recognized in accumulated other comprehensive loss)	13,908,638
$19,053,911

The 160,000,000 Blue Cloud equity shares received as consideration were measured at fair value on June 17, 2026 using the quoted market price of Blue Cloud’s publicly traded equity shares of ₹18.63/$0.20 per share, a Level 1 input within the fair value hierarchy, translated into U.S. dollars at the spot exchange rate of ₹94.89/$1.00 per U.S dollar on that date. The consideration shares were issued by way of preferential allotment at a regulated issue price of ₹21.93/$0.23 per share determined under Chapter V of the Securities and Exchange Board of India (Issue of Capital and Disclosure Requirements) Regulations, 2018.

The carrying amount of the net assets derecognized included cumulative translation adjustments of $778,000 reclassified from accumulated other comprehensive loss upon the loss of control of the foreign operations.

The gain is presented within income (loss) from discontinued operations, net of tax. The Company did not retain any ownership interest in GIX following the disposal. The Blue Cloud equity shares received as consideration are accounted for separately as an equity security under ASC 321 (see Note 5).

Amounts attributable to noncontrolling interests

Income (loss) from discontinued operations attributable to noncontrolling interests and to Company were as follows:

		ConnectM
Amounts attributable to noncontrolling interests	Noncontrolling	Technology Solutions,
Six Months Ended June 30, 2026	interests	Inc.
Comprehensive income (loss) from operations, before disposal gain (net of tax)	$1,665	$(1,425,710)
Gain on disposal, net of tax	—	14,153,911
Comprehensive income from discontinued operations, net of tax	$1,665	$12,728,201

		ConnectM
Amounts attributable to noncontrolling interests	Noncontrolling	Technology Solutions,
Six Months Ended June 30, 2025	interests	Inc.
Income from discontinued operations, net of tax	$2,733	$2,093,009

Assets and liabilities of the discontinued operation

The major classes of assets and liabilities of the discontinued operation included in the condensed consolidated balance sheet as of December 31, 2025 were as follows:

Net Assets of the discontinued operation derecognized on disposal	December 31, 2025
Cash and cash equivalents	$167,848
Accounts receivable, net	932,438
Inventories, net	515,826
Prepaid expenses	664,231
Current assets from discontinued operations	2,280,343
Right-of-use asset - Operating Lease	68,410
Property and equipment, net	19,706,169
Intangible assets, net	295,160
Non-current assets from discontinued operations	20,069,739
Total assets from discontinued operation	22,350,082
Accounts payable	976,430
Accrued expenses and other current liabilities	894,385
Debt, net of debt discount	883,347
Deferred Consideration	396,850
Operating lease liability	36,830
Contract liabilities	66,450
Deferred Tax Liabilities	4,039,514
Current liabilities from discontinued operations	7,293,806
Debt, net of current portion	355,929
Operating lease liabilities, net of current portion	33,795
Non-current liabilities from discontinued operations	389,724
Total liabilities from discontinued operation	7,683,530
Noncontrolling interest	1,547,305

NOTE 22: DISCONTINUED OPERATIONS

In accordance with ASC 205-20 Presentation of Financial Statements: Discontinued Operations, a disposal of a component of an entity or a group of components of an entity is required to be reported as discontinued operations if the disposal represents a strategic shift that has (or will have) a major impact on an entity’s operations and financial results when the components of an entity meet the criteria in ASC paragraph 205-20-45-10. In the period in which the component meets the held for sale or discontinued operations criteria the major assets, other assets, current liabilities and non-current liabilities shall be reported as a component of total assets and liabilities separate from those balances of the continuing operations. At the same time, the results of all discontinued operations, less applicable income taxes (benefit), shall be reported as components of net income (loss) separate from the income (loss) of continuing operations. On April 6, 2026, the Company entered into a Share Swap Agreement with Blue Cloud Softech Solutions Limited (“BCSSL”) and AstraBridge Inc., pursuant to which the Company agreed to transfer its 94.12% equity interest in Global Impx Inc. (“GIX”), which held the Company’s India-based operating subsidiaries, in exchange for newly issued equity shares of BCSSL. The transaction closed on June 17, 2026.

As a result of the Share Swap Agreement, the Company ceased operations of its India-based Distributed Energy & Renewables and Transportation businesses. The historical results of these business segments have been reflected as discontinued operations in our consolidated financial statements for all periods presented. The disposal represents a strategic shift that has a major impact on the Company’s operations and financial results, as it exits the Company from all operations outside the United States. Amounts presented within continuing operations exclude the discontinued operations (“GIX group”) for all periods presented. Unless otherwise indicated, all amounts in the accompanying notes relate to continuing operations.

Summary reconciliation of discontinued operations for the years ended December 31, 2025 and 2024:

	2025	2024
Revenues	$2,764,548	$1,573,914
Cost of revenues	2,225,912	1,149,678
Gross profit	538,636	424,236
Selling, general and administrative expenses	1,188,520	756,552
Loss from operations	(649,884)	(332,316)
Interest expense	(127,776)	(18,209)
Bargain purchase gain	2,121,079	—
Other income (expense), net	(163,704)	4,827
Total other income (expense), net	$1,829,599	$(13,382)
Income (loss) from discontinued operations before income taxes	1,179,715	(345,698)
Income tax benefit	16,086	—
Income (loss) from discontinued operations, net of tax	$1,195,801	$(345,698)

The bargain purchase gain of $2,121,079 recognized during the year ended December 31, 2025 arose on the acquisition of Cambridge Energy Resources Pvt. Ltd. and has been reclassified to discontinued operations, as that entity formed part of the GIX group.

The following table presents a reconciliation of the carrying amounts of major classes of assets of the Company classified as discontinued operations as of December 31, 2025 and 2024:

	2025	2024
Cash and cash equivalents	$167,848	$12,630
Accounts receivable, net	932,438	337,092
Inventories, net	515,826	164,131
Prepaid expenses and other current assets	664,231	398,182
Total current assets of discontinued operations	$2,280,343	$912,035
Right-of-use asset – operating lease	68,410	103,665
Property and equipment, net	19,706,169	10,502
Intangible assets, net	295,160	233,385
Total non-current assets of discontinued operations	$20,069,739	$347,552
Total assets of discontinued operations	$22,350,082	$1,259,587

The following table presents a reconciliation of the carrying amounts of major classes of liabilities of the Company classified as discontinued operations as of December 31, 2025 and 2024:

	2025	2024
Accounts payable	$976,430	$191,458
Accrued expenses and other current liabilities	894,385	446,071
Debt, net of debt discount	883,347	82,945
Deferred consideration	396,850	—
Operating lease liability	36,830	30,099
Contract liabilities	66,450	42,362
Deferred tax liabilities	4,039,514	—
Total current liabilities of discontinued operations	$7,293,806	$792,935
Debt, net of current portion	355,929	96,965
Operating lease liabilities, net of current portion	33,795	74,145
Total non-current liabilities of discontinued operations	$389,724	$171,110
Total liabilities of discontinued operations	$7,683,530	$964,045

In connection with the Company’s divestiture of its GIX operations pursuant to the share exchange with Blue Cloud Softech Solutions Limited, which closed on June 17, 2026, the results of GIX have been reclassified as discontinued operations for all periods presented in accordance with ASC 205-20, Presentation of Financial Statements — Discontinued Operations. The tables below reconcile the Company’s previously reported results for the years ended December 31, 2025 and 2024 to the amounts currently reported, reflecting this reclassification.

Year Ended December 31, 2025

	As previously reported	Less: discontinued operations	As currently reported
Revenues	35,836,809	2,764,548	33,072,261
Cost of revenues	24,371,255	2,225,912	22,145,343
Gross profit	11,465,554	538,636	10,926,918
Selling, general and administrative expenses	23,502,849	1,188,520	22,314,329
Loss on impairment of intangible assets	548,492	—	548,492
Loss from operations	(12,585,787)	(649,884)	(11,935,903)
Total other income (expense), net	(3,487,971)	1,829,599	(5,317,570)
Loss from operations before income taxes	(16,073,758)	1,179,715	(17,253,473)
Income tax benefit	16,086	16,086	—
Loss from continuing operations	(16,057,672)	1,195,801	(17,253,473)

Year Ended December 31, 2024

	As previously reported	Less: discontinued operations	As currently reported
Revenues	22,652,885	1,573,914	21,078,971
Cost of revenues	16,706,177	1,149,678	15,556,499
Gross profit	5,946,708	424,236	5,522,472
Selling, general and administrative expenses	15,145,429	756,552	14,388,877
Loss on impairment of intangible assets	2,403,628	—	2,403,628
Loss from operations	(11,602,349)	(332,316)	(11,270,033)
Total other income (expense), net	(10,905,859)	(13,382)	(10,892,477)
Loss from operations before income taxes	(22,508,208)	(345,698)	(22,162,510)
Income tax benefit	—	—	—
Loss from continuing operations	(22,508,208)	(345,698)	(22,162,510)

Amounts attributable to noncontrolling interests

Income (loss) from discontinued operations attributable to noncontrolling interests and to Company were as follows:

		ConnectM
Amounts attributable to noncontrolling interests	Noncontrolling	Technology Solutions,
Year Ended December 31, 2025	interests	Inc.
Income / (loss) from discontinued operations, net of tax	$(50,006)	$1,245,807

		ConnectM
Amounts attributable to noncontrolling interests	Noncontrolling	Technology Solutions,
Year Ended December 31, 2024	interests	Inc.
Loss from discontinued operations, net of tax	$—	$(345,698)

Cash flows of the discontinued operations are separately classified and are presented within the consolidated statements of cash flows for all periods presented.